NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23C-3


1.   Investment Company Act File Number 811-09249
     Date of Notification:  July 1, 2002

2.   Exact name of investment company as specified in registration statement:

               EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND

3.   Address of principal executive office:

                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

A. [ X ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.


By:     /s/ Alan R. Dynner
        --------------------------
        Alan R. Dynner
        Secretary

{LOGO}                      IF YOU ARE NOT INTERESTED IN SELLING YOUR SHARES AT
                             THIS TIME, YOU DO NOT HAVE TO DO ANYTHING AND CAN
EATON VANCE(R)             DISREGARD THIS NOTICE. THIS IS SIMPLY NOTIFICATION OF
Managed Investments                    THE SCHEDULED QUARTERLY TENDER.


July 1, 2002

Dear Eaton Vance Institutional Senior Floating-Rate Fund Shareholder:

This notice is to inform you of the dates for your Fund's next quarterly tender offer. If you are not interested in selling your shares at this time, you do not have to do anything and can disregard this notice. This is simply notification of the scheduled quarterly tender. Rest assured that we will contact you again next quarter to remind you of your redemption privilege.

The tender offer period will begin on July 1 and end on July 22, 2002. The purpose of this tender offer (also known as a repurchase offer) is to provide liquidity to shareholders. Fund shares can be redeemed by tender offer only during one of the Fund's scheduled quarterly tender offers.

Should you wish to sell any of your shares during this tender offer period, all you have to do is contact your financial consultant or broker and tell him or her to process the tender offer transaction for you. You may be charged a transaction fee for this service by your financial consultant or broker.

ALL REQUESTS TO TENDER SHARES MUST BE RECEIVED IN GOOD ORDER BY JULY 22, 2002.

Please refer to the enclosed Repurchase Offer Document if you have any questions, or call your financial consultant or broker.


Sincerely,


EATON VANCE SHAREHOLDER SERVICES

                                                                            nt#3

{LOGO}                      IF YOU ARE NOT INTERESTED IN SELLING YOUR SHARES AT
                             THIS TIME, YOU DO NOT HAVE TO DO ANYTHING AND CAN
EATON VANCE(R)             DISREGARD THIS NOTICE. THIS IS SIMPLY NOTIFICATION OF
Managed Investments                     THE SCHEDULED QUARTERLY TENDER.


July 1, 2002

Dear Eaton Vance Institutional Senior Floating-Rate Fund Shareholder:

This notice is to inform you of the dates for your Fund's next quarterly tender offer. If you are not interested in selling your shares at this time, you do not have to do anything and can disregard this notice. This is simply notification of the scheduled quarterly tender. Rest assured that we will contact you again next quarter to remind you of your redemption privilege.

The tender offer period will begin on July 1 and end on July 22, 2002. The purpose of this tender offer (also known as a repurchase offer) is to provide liquidity to shareholders. Fund shares can be redeemed by tender offer only during one of the Fund's scheduled quarterly tender offers.

If you wish to sell your shares for cash during this tender period, you can do so in one of two ways as follows:

1. Complete the attached Tender Request Form and return it to the Fund's transfer agent, PFPC, Inc. July 22, 2002.

2. You may telephone your financial consultant or broker and have them effect the transaction for you through their affiliated Securities Firm.

ALL DOCUMENTATION MUST BE RECEIVED IN GOOD ORDER BY JULY 22, 2002.

Please refer to the enclosed Repurchase Offer Document if you have any questions, or you can also call us at 1-800-225-6265, option 4.

Sincerely,


EATON VANCE SHAREHOLDER SERVICES

                                                                          TENLTR

{LOGO}                      This form must be RECEIVED by July 22, 2002 if you
                             want to sell shares of Eaton Vance Institutional
EATON VANCE(R)                          Senior Floating-Rate Fund.
Managed Investments

                                       TENDER REQUEST FORM

                Return to:      PFPC, Inc., Eaton Vance Group, P.O. Box 9653,
                                Providence, RI 02940-9653
                Overnight Mail: 4400 Computer Drive, Westborough, MA 01581-5120


Please tender the shares designated below at a price equal to their net asset value per share (NAV) on the last day of the period in which the shares are offered for repurchase.

     EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND

NAMES OF REGISTERED SHAREHOLDER(S):      _______________________________________
(please fill in EXACTLY as registered)   _______________________________________
                                         _______________________________________

ACCOUNT NUMBER:    _________________________

DAYTIME TELEPHONE: _________________________

SHARES TENDERED: (PLEASE CHECK ONE)

___  Partial Tender     -  Please tender ______________ shares from my account.

___  Full Tender        -  Please tender all shares from my account.

___  Dollar Amount      -  Please tender enough shares to net $_______________.

___  Exchange           -  Please  exchange the shares tendered above for shares
                           of the ______________________ Fund. (By choosing this
                           option, you certify receipt of a current prospectus for such Fund.)

PAYMENT AND DELIVERY INSTRUCTIONS:

If wire instructions have not been provided with your application form, a check will be issued in the name of the registered shareholder(s) and mailed to the address of record. If alternate payment and delivery is required, please provide instructions here.

Alternate Instructions: ________________________________________________________
                        ________________________________________________________
                        ________________________________________________________

PLEASE SIGN BELOW AND NOTE THE FOLLOWING IMPORTANT POINTS:

     * Your Signature(s) below MUST CORRESPOND EXACTLY with the name(s) in which the shares are registered.

     * If the shares are held of record by two or more joint holders, ALL MUST SIGN.

     * If the signer of the document is a trustee, executor, administrator, guardian, attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to PFPC, Inc. of their authority to so act.

ALL SIGNATURES MUST BE GUARANTEED by a member firm of a regional or national securities exchange or of the National Association of Securities Dealers, Inc.; a commercial bank or trust company having an office, branch, or agency in the United States; or other Eligible Guarantor Institution as defined in Rule 17Ad-15(a)(2) under the Securities Exchange Act of 1934.

Signature(s) of owner(s) exactly as registered: ________________________________
                                                ________________________________
                                                ________________________________

Date:_________________


SIGNATURE GUARANTEED BY:



IF YOU HAVE ANY QUESTIONS REGARDING THIS FORM, PLEASE CALL 1-800-225-6265, OPTION 4 BETWEEN 8:30 AM AND 8:00 PM.


RETURN TO:        PFPC, INC., P.O. BOX 9653, PROVIDENCE, RI   02940-9653
OVERNIGHT MAIL:   4400 COMPUTER DRIVE, WESTBOROUGH, MA  01581-5120


                                                                      FORMCLASS

{LOGO}                                     EATON VANCE INSTITUTIONAL SENIOR
                                                 FLOATING-RATE FUND
EATON VANCE(R)
Managed Investments                             JULY REPURCHASE OFFER


1. THE OFFER. Eaton Vance Institutional Senior Floating-Rate Fund (the "Fund") is offering to repurchase for cash up to twenty-five percent (25%) of its issued and outstanding shares of beneficial interest ("Shares") at a price equal to the net asset value ("NAV") as of the close of the New York Stock Exchange on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth herein, and the related Notice and Tender Request Form, which together constitute the "Offer". The purpose of the Offer is to provide liquidity to shareholders since the Fund is unaware of any secondary market which exists for the Shares. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2. NET ASSET VALUE. The NAV of the Fund on June 26, 2002 was $9.16 per Share. The NAV can fluctuate. Please call Eaton Vance at 1-800-225-6265, extension 4 for current price information.

3. REPURCHASE REQUEST DEADLINE. All tenders of Shares for repurchase MUST be received in proper form by the Fund's transfer agent, PFPC, Inc., on or before 4:00 p.m., Eastern time on July 22, 2002.

4. REPURCHASE PRICING DATE. The NAV for the repurchase must be determined no later than August 5, 2002; however, the Fund intends to determine NAV on July 22, 2002, if doing so is not likely to result in significant dilution of the price of the Shares, or as soon as such determination can be made thereafter.

5. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Offer will be made not later than 7 days after the Repurchase Pricing Date.

6. INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASE. If shareholders tender for repurchase more than the Shares which the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to purchase by up to two percent (2%) of the net asset value of Senior Debt Portfolio, the investment company in which the Fund invests. If the number of Shares tendered for repurchase thereafter exceeds the number of Shares which the Fund is offering to repurchase, the Fund is required to repurchase the Shares tendered on a pro rata basis.

7. WITHDRAWAL OF SHARES TO BE REPURCHASED. Shares tendered pursuant to the Offer may be withdrawn at any time prior to 4:00 p.m., Eastern time, on July 22, 2002.

8. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Fund may suspend or postpone this Offer only: (A) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (B) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (C) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

     NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKES ANY RECOMMENDATION TO ANY SHAREHOLDER AS TO WHETHER TO TENDER OR REFRAIN FROM TENDERING SHARES. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER. NO PERSON HAS BEEN AUTHORIZED TO MAKE ANY RECOMMENDATION ON BEHALF OF THE FUND AS TO WHETHER SHAREHOLDERS SHOULD TENDER SHARES PURSUANT TO THIS OFFER. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE CONTAINED HEREIN OR IN THE NOTICE AND TENDER REQUEST FORM.

     FOR A COPY OF THE FUND'S PROSPECTUS OR OTHER INFORMATION, CALL EATON VANCE AT 1-800-225-6265, OPTION 4 OR CONTACT YOUR FINANCIAL ADVISER.



     Dated: July 1, 2002

                                                                        TENOFFER